First Trust Real Assets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 1.9%
$119,318	Home Partners of America 2021-2 Trust Series 2021-2, Class F, 3.799%, 12/17/2026[1]	$104,508
149,563	Pretium Mortgage Credit Partners LLC Series 2022-NPL1, Class A1, 2.981%, 1/25/2052[1,2,3]	148,487
174,645	PRPM 2021-3 LLC Series 2021-3, Class A1, 1.867%, 4/25/2026[1,2,3]	170,715
	TOTAL ASSET-BACKED SECURITIES
	(Cost $415,676)	423,710

	BANK LOANS — 2.2%
500,000	Cire Alto OpCo LLC 11.091%, 11/28/2028[4]	500,000
	TOTAL BANK LOANS
	(Cost $500,000)	500,000

Number of Shares
	CLOSED-END FUNDS — 8.5%
189,208	Pender Real Estate Credit Fund - Class I	1,897,756
	TOTAL CLOSED-END FUNDS
	(Cost $1,892,080)	1,897,756

Principal Amount
	COLLATERALIZED LOAN OBLIGATIONS — 0.7%
$150,000	Bryant Park Commercial Real Estate Partners I LP Series 2022-FL2, Class C, 9.858% (1-Month Term SOFR+450 basis points), 1/16/2037[1,2,5]	149,759
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $148,500)	149,759

	COLLATERALIZED MORTGAGE OBLIGATIONS — 13.4%
	Freddie Mac Structured Agency Credit Risk Debt Notes
250,000	Series 2022-HQA3, Class M2, 10.687% (30-Day SOFR Average+535 basis points), 8/25/2042[1,2,5]	266,818
200,000	Series 2023-HQA2, Class M1B, 8.687% (30-Day SOFR Average+335 basis points), 6/25/2043[1,2,5]	211,449
250,000	GCAT 2021-NQM6 Trust Series 2021-NQM6, Class M1, 3.414%, 8/25/2066[1,2,6]	159,172
175,926	GCAT 2022-NQM4 Trust Series 2022-NQM4, Class A3, 5.730%, 8/25/2067[1,2,3]	172,258
227,000	GS Mortgage-Backed Securities Trust 2023-CCM1 Series 2023-CCM1, Class B1, 7.514%, 8/25/2053[1,2,6]	220,982
232,938	GS Mortgage-Backed Securities Trust 2023-PJ4 Series 2023-PJ4, Class A15, 6.000%, 1/25/2054[1,2,6]	236,116

First Trust Real Assets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	JP Morgan Mortgage Trust 2016-4
$174,318	Series 2016-4, Class B3, 3.813%, 10/25/2046[1,2,6]	$157,691
120,700	Series 2016-4, Class B4, 3.813%, 10/25/2046[1,2,6]	81,163
164,947	Series 2016-4, Class B5, 3.813%, 10/25/2046[1,2,6]	92,002
250,000	New Residential Mortgage Loan Trust Series 2022-NQM1, Class M1, 3.601%, 4/25/2061[1,2,6]	180,715
250,000	Radnor RE 2021-1 Ltd. Series 2021-1, Class M2, 8.487% (30-Day SOFR Average+315 basis points), 12/27/2033[1,2,5]	253,661
200,000	Radnor RE 2022-1 Ltd. Series 2022-1, Class M1B, 12.087% (30-Day SOFR Average+675 basis points), 9/25/2032[1,2,5]	214,036
	Saluda Grade Alternative Mortgage Trust 2023-FIG3
237,495	Series 2023-FIG3, Class A, 7.067%, 8/25/2053[1,2,6]	239,385
237,495	Series 2023-FIG3, Class B, 7.712%, 8/25/2053[1,2]	242,943
200,000	Verus Securitization Trust 2021-1 Series 2021-1, Class M1, 1.968%, 1/25/2066[1,2,6]	140,904
200,000	Verus Securitization Trust 2021-7 Series 2021-7, Class B1, 4.143%, 10/25/2066[1,2,6]	143,167
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $3,096,944)	3,012,462

Number of Shares
	PRIVATE INVESTMENT FUNDS — 16.2%
465,543	Cbre U.S. Core Partners, LP	758,006
N/A7	Hillpointe Workforce Partnership IV, LP*,8	240,412
N/A7	Nuveen Real Estate U.S. Cities Multifamily Fund LP4	957,817
N/A7	Oak Street Real Estate Capital Net Lease Property Fund, LP	1,332,626
N/A7	Wynwood BN, LLC	341,626
	TOTAL PRIVATE INVESTMENT FUNDS
	(Cost $3,913,675)	3,630,487

	REAL ESTATE INVESTMENT TRUSTS — 39.8%
65,424	Bailard Real Estate Investment Trust LP	2,091,591
N/A7	Cire Real Estate Investment Trust, Inc.	1,828,599
71,592	Invesco Real Estate Income Trust, Inc. [4]	2,012,751
107,365	Jones Lang LaSalle Income Property Trust, Inc. - Class M-I	1,340,986
63,139	RREEF Property Trust, Inc. - Class D	868,165
34,445	Starwood Real Estate Income Trust, Inc. [4]	797,196
	TOTAL REAL ESTATE INVESTMENT TRUSTS
	(Cost $10,096,655)	8,939,288

First Trust Real Assets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 12.9%
2,895,783	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 5.20%[9]	$2,895,783
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,895,782)	2,895,783
	TOTAL INVESTMENTS — 95.6%
	(Cost $22,959,312)	21,449,245

	Assets in Excess of Other Liabilities — 4.4%	984,425
	TOTAL NET ASSETS — 100.0%	$22,433,670

LLC — Limited Liability Company
LP — Limited Partnership
* Non-income producing security.
[1] Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,585,931, which represents 15.98% of the total net assets of the Fund.
[2] Callable.
[3] Step rate security.
[4] Level 3 securities fair valued under procedures established by the Board of Trustees. The total value of these securities is $4,267,764, which represents 19.0% of the total net assets of the Fund.
[5] Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[6] Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[7] Investment does not issue shares.
[8] All or a portion of this investment is a holding of FTRAF Sub1 LLC.
[9] The rate is the annualized seven-day yield at period end.

Securities With Restrictions on	Redemptions	Redemption			Original
Redemptions	Permitted	Notice Period	Cost	Fair Value	Acquisition Date
Bailard Real Estate Investment Trust, Inc.[1]	Quarterly	30 Days	$2,350,000	$2,091,591	6/29/2022
Cbre U.S. Core Partners, LP1	Quarterly	60 Days	950,000	758,006	9/30/2022
Cire Real Estate Investment Trust, Inc.	Quarterly	90 Days	1,800,000	1,828,599	3/31/2023
Hillpointe Workforce Partnership IV, LP1	Not Permitted	N/A	247,500	240,412	3/9/2023
Invesco Real Estate Income Trust, Inc.	Monthly	30 Days	2,300,000	2,012,751	4/29/2022
Nuveen Real Estate U.S. Cities Multifamily Fund LP1	Quarterly	45 Days	1,031,175	957,817	10/3/2022
Oak Street Real Estate Capital Net Lease Property Fund, LP1	Quarterly	60 Days	1,335,000	1,332,626	10/31/2022
Pender Real Estate Credit Fund – Class I	Quarterly[2]	N/A	1,892,080	1,897,756	5/2/2022
Starwood Real Estate Income Trust, Inc.	Monthly	2 Days	946,655	797,196	4/29/2022
Wynwood BN, LLC[1]	Not permitted	N/A	350,000	341,626	1/26/2023
Totals:			$13,202,410	$12,258,380

1 Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

2 The Closed-End Fund can institute a limit on redemptions at the fund level of 5% of the net asset value of the Closed-End Fund.

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Real Assets Fund

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS

As of December 31, 2023 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc. (“UMBFS”), the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on each business day and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated First Trust Capital Management L.P., (the “Investment Manager”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Manager carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time NAV is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant Determination Date at the time NAV is determined. The mid-point of the last bid and the last ask is also known as the ‘mark.’

Fixed-income securities with a remaining maturity of sixty (60) days or more will normally be valued according to dealer-supplied mean quotations or mean quotations from a recognized pricing service. Fixed-income securities for which market quotations are unavailable or are believed by the Valuation Designee not to reflect market value will be valued based upon broker-supplied quotations, provided that if such quotations are unavailable or are believed by the Valuation Designee not to reflect market value, such fixed-income securities will be valued using valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued by the Valuation Designee at amortized cost, which the Valuation Designee has determined to approximate fair value.

First Trust Real Assets Fund

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities may be valued at fair value as determined in good faith by the Valuation Designee.

The Fund will generally value shares of ETFs at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective NAVs.

The Fund will generally value private investment funds in accordance with the value determined as of such date by each private investment fund in accordance with the private investment fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private investment fund will represent the amount that the Fund could reasonably expect to receive from the private investment fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the private investment fund does not report a value to the Fund on a timely basis, the Fund will determine the fair value of such private investment fund based on the most recent final or estimated value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment fund.

The Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the Underlying Manager of the private investment fund at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with U.S. generally accepted accounting principles (“GAAP”) and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular private investment fund. In other cases, as when a private investment fund imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist, or when there have been no recent transactions in private investment fund interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the private investment fund. Any such decision will be made in good faith by the Valuation Designee, under oversight by the Board.

Where deemed appropriate by the Valuation Designee and consistent with the 1940 Act, investments in private investment funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration.

The Fund values its investments in real estate investment trusts (“REITs”) based in large part on valuations provided by the external property managers of the REITs or third-party appraisers. These fair value calculations will involve significant professional judgment by the external property managers of the REITs in the application of both observable and unobservable attributes. The calculated NAVs of the REIT’s assets may differ from their actual realizable value or future fair value. The Valuation Designee may not have the ability to assess the accuracy of these valuations. Because a significant portion of the Fund’s assets are invested in REITs, these valuations have a considerable impact on the Fund’s NAV.

For each period that the NAVs of the REITs are calculated by the external property managers of such REITs and Sub-REITs, each REIT’s NAV is typically adjusted based on the actual income and appreciation or depreciation realized by such REIT when the valuations and income are reported. The Valuation Designee may conclude, in certain circumstances, that the information provided by any such external property manager does not represent the fair value of the Fund’s investment in a REIT and is not indicative of what actual fair value would be under current market conditions. In those circumstances, the Valuation Designee may determine to value the Fund’s investment in the REIT at a discount or a premium to the reported value received from the REIT. Any such decision will be made in good faith by the Valuation Designee, under the oversight of the Board.

First Trust Real Assets Fund

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

In certain circumstances, the Valuation Designee may determine that a private investment fund’s or REIT’s NAV shall be adjusted more frequently. For these investments, the NAVs are adjusted daily based on the total return that each private investment fund or REIT is estimated by the Valuation Designee to generate during the period (adjusted net asset value). The Valuation Designee monitors these estimates daily and updates them as necessary if macro or individual fund changes warrant any adjustments, subject to the review and supervision of the Valuation Designee.

The Valuation Designee will evaluate each private debt investment’s fair value based on numerous factors, including but not limited to changes in credit risk, construction risk, the financial strength of the borrower, and the debt instrument’s spread to US Treasuries. The Fund will also engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value any private debt investments at the lesser of their amortized cost or the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.

The Investment Manager and/or the sub-adviser act as investment adviser to other clients that may invest in securities for which no public market price exists. Valuation determinations by the Investment Manager and/or sub-adviser or their affiliates for other clients may result in different values than those ascribed to the same security owned by the Fund. Consequently, the fees charged to the Fund may be different than those charged to other clients, given that the method of calculating the fees takes the value of all assets, including assets carried at different valuations, into consideration. Prospective investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments regarding appropriate valuations should prove incorrect. In no event does First Trust Portfolios L.P., the Fund’s distributor (the “Distributor”), have any responsibility for any valuations of the Fund's investments (including the accuracy, reliability or completeness thereof) or for the valuation processes utilized for the Fund, and the Distributor disclaims any and all liability for any direct, incidental, or consequential damages arising out of any inaccuracy or incompleteness in valuations. The Distributor has no duty to calculate the NAV of Fund shares or to inquire into, or liability for, the accuracy of the NAV per share (including a Class thereof) as calculated by or for the Fund.

Note 2 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

First Trust Real Assets Fund

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

In accordance with Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) investments valued at the NAV as practical expedient are no longer included in the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of December 31, 2023:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$423,710	$-	$423,710
Bank Loans	-	-	500,000	500,000
Closed-End Funds	1,897,756	-	-	1,897,756
Collateralized Loan Obligations	-	149,759	-	149,759
Collateralized Mortgage Obligations	-	3,012,462	-	3,012,462
Private Investment Funds	-	-	957,817	957,817
Real Estate Investment Trusts	2,209,151	-	2,809,947	5,019,098
Short-Term Investments	2,895,783	-	-	2,895,783
Subtotal	$7,002,690	$3,585,931	$4,267,764	$14,856,385
Private Investment Funds				2,672,670
Real Estate Investment Trusts				3,920,190
Total Investments				$21,449,245